3. Basis of consolidation (Tables)	12 Months Ended
Dec. 31, 2018
Basis Of Consolidation Tables Abstract
Interest in subsidiaries and associates

	Direct and indirect equity interests - %
	2018	2017
Companies
Subsidiaries
Novasoc Comercial Ltda. (“Novasoc”)	100.00	100.00
Sendas Distribuidora S.A. (“Sendas”)	100.00	100.00
Bellamar Empreend. e Participações Ltda. (“Bellamar”)	100.00	100.00
GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)	100.00	100.00
CBD Holland B.V. (“CBD Holland”)	100.00	100.00
GPA 2 Empreed. e Participações Ltda. (“GPA 2”)	100.00	100.00
GPA Logística e Transporte Ltda. (“GPA Logística”)	100.00	100.00
SCB Distribuição e Comércio Varejista de Alimentos Ltda. ("Compre Bem'')	100.00	100.00
Bitz Fidelidade e Inteligência S.A. ("Bitz")	100.00	100.00
Leji Intermediação S.A. ("James") (***)	100.00	-
Via Varejo S.A. (“Via Varejo”) (*)	43.23	43.31
Indústria de Móveis Bartira Ltda. (“Bartira”) (*)	43.23	43.31
VVLOG Logística Ltda. (PontoCred Negócio de Varejo Ltda.) (“VVLOG Logística”) (*)	43.23	43.31
Globex Adm. e Serviços Ltda. (“Globex Adm”) (*)	43.23	43.31
Lake Niassa Empreend. e Participações Ltda. (“Lake Niassa”) (*)	43.23	43.31
Globex Adm. Consórcio Ltda. (“Globex Adm. Consórcio”) (*)	43.23	43.31
Cnova Comércio Eletrônico S.A. (”Cnova Brasil”) (*)	43.23	43.31
Via Varejo Luxembourg Holding S.a.r.l ("VVLuxco") (**)	-	43.31
Via Varejo Netherlands Holding B.V. ("VVDutchco") (**)	-	43.31
E-Hub Consult. Particip. e Com. S.A. (“E – Hub”) (**)	-	43.31
Nova Experiência PontoCom S.A. (“Nova Experiência”) (**)	-	43.31
Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”)	100.00	100.00
Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)	100.00	100.00

Associates
Cnova N.V. (“Cnova Holanda”)	33.98	34.05
Cdiscount Group S.A.S. (“CDiscount”) (**)	-	34.05
Cnova Finança B.V. (“Cnova Finança”) (**)	-	34.05
Cdiscount Afrique SAS (“Cdiscount Afrique”)	33.98	34.05
Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”)	33.98	34.05
Cdiscount Sénégal SAS (“Cdiscount Sénégal”)	33.98	34.05
Cdiscount Cameroun SAS (“Cdiscount Cameroun”)	33.98	34.05
CLatam AS Uruguay (“CLatam”)	23.79	23.84
Cdiscount Panama S.A. (“Cdiscount Panama”)	23.79	23.84
Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)	23.79	23.84
Ecdiscoc Comercializadora S.A.(Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)	23.78	23.83
Cnova Pay	33.98	34.05
BeezUP SAS ("BezzUp")	33.98	20.43
CARYA (****)	33.87	-
HALTAE (****)	33.87	-
C-Logistics (****)	33.87	-
NEOSYS (****)	33.87	-
Neotech Solutions (****)	33.87	-
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	41.92	41.93
Banco Investcred Unibanco S.A. (“BINV”)	21.62	21.65
FIC Promotora de Vendas Ltda. (“FIC Promotora”)	41.92	41.93

Associates summarized financial statements

The summarized financial information of associates is as follows:

	FIC
	2018	2017
		Restated

Current assets	5,952	4,729
Noncurrent assets	59	69
Total assets	6,011	4,798

Current liabilities	5,279	4,194
Noncurrent liabilities	10	11
Shareholders’ equity	722	593
Total liabilities and shareholders’ equity	6,011	4,798

Statement of operations:	2018	2017	2016
		Restated	Restated

Revenues	969	988	1,118
Operating income	398	240	207
Net income for the year	218	139	136

	Cnova N.V.
	2018	2017

		Restated
Current assets	3,121	2,765
Noncurrent assets	1,270	796
Total assets	4,391	3,561

Current liabilities	5,057	3,957
Noncurrent liabilities	115	174
Shareholders’ equity	(781)	(570)
Total liabilities and shareholders’ equity	4,391	3,561

Statement of operations:	2018	2017	2016
		Restated	Restated
Revenues	9,370	7,337	6,879
Operating loss	(78)	(111)	(155)
Loss for the year	(133)	(406)	(233)